SUPPLIER AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SUPPLIER AGREEMENT

Note 12 - SUPPLIER AGREEMENT

On May 9, 2023, Ioneer Rhyolite Ridge LLC, or the seller, an emerging lithium-boron producer, and the Company announced a commercial offtake agreement partnership whereby the seller is developing the Rhyolite Ridge Project which, once completed, is expected to produce 20 ktpa of lithium carbonate, and 174 ktpa of boic acid (the “project”). Beginning on the Supply Start Date which is the date the seller notifies the Company that the project is fully completed and commissioned in accordance with the engineering, procurement and construction contract, and for the duration of the supply period, the Company shall purchase and receive product from seller, on the terms and conditions of the agreement. The agreement calls for a minimum annual purchase requirement. The agreement becomes effective when the seller has informed the Company that the seller has made a positive financial investment decision in respect of the project.

Note 13 - SUPPLIER AGREEMENT

On May 9, 2023, Ioneer Rhyolite Ridge LLC (“seller”), an emerging lithium-boron producer, and the Company announced a commercial offtake agreement partnership whereby the seller is developing the Rhyolite Ridge Project which, once completed, is expected to produce 20 ktpa of lithium carbonate, and 174 ktpa of boic acid (the “project”). Beginning on the Supply Start Date which is the date the seller notifies the Company that the project is fully completed and commissioned in accordance with the engineering, procurement and construction contract, and for the duration of the supply period, the Company shall purchase and receive product from seller, on the terms and conditions of the agreement. The agreement calls for a minimum annual purchase requirement. The agreement becomes effective when the seller has informed the Company that the seller has made a positive financial investment decision in respect of the project.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)